Income Taxes - Effective Income Tax Rate Reconciliation Permanent Differences Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(17.00%)	15.00%	(32.00%)
Tax effect of different tax rate of different jurisdictions	0.00%	(1.00%)	(1.00%)
Tax effect of Super Deduction and others	(0.00%)	(2.00%)	(0.00%)
Changes in valuation allowance	(8.00%)	12.00%	(3.00%)
Effective tax rates	0.00%	49.00%	(11.00%)